Financial assets and liabilities - Hierarchy of fair value (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial instruments classification
Financial assets	$ 3,532	$ 2,222
Financial liabilities	4,796	5,307
Level 1
Financial instruments classification
Financial assets	190	1,528
Level 2
Financial instruments classification
Financial assets	3,329	676
Financial liabilities	4,796	5,288
Level 3
Financial instruments classification
Financial assets	13	18
Financial liabilities		19
Derivative financial instruments
Financial instruments classification
Financial liabilities	835	1,017
Derivative financial instruments | Level 2
Financial instruments classification
Financial liabilities	835	998
Derivative financial instruments | Level 3
Financial instruments classification
Financial liabilities		19
Participative stockholders' debentures
Financial instruments classification
Financial liabilities	3,419	3,413
Participative stockholders' debentures | Level 2
Financial instruments classification
Financial liabilities	3,419	3,413
Financial guarantees
Financial instruments classification
Financial liabilities	542	877
Financial guarantees | Level 2
Financial instruments classification
Financial liabilities	542	877
Short-term investments
Financial instruments classification
Financial assets	184	771
Short-term investments | Level 1
Financial instruments classification
Financial assets	184	771
Accounts receivable
Financial instruments classification
Financial assets	3,211	494
Accounts receivable | Level 2
Financial instruments classification
Financial assets	3,211	494
Derivative financial instruments
Financial instruments classification
Financial assets	131	200
Derivative financial instruments | Level 2
Financial instruments classification
Financial assets	118	182
Derivative financial instruments | Level 3
Financial instruments classification
Financial assets	13	18
Investments in equity securities
Financial instruments classification
Financial assets	6	757
Investments in equity securities | Level 1
Financial instruments classification
Financial assets	$ 6	$ 757